Other Financial Statement Disclosures - Accrued Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Other Financial Statement Disclosures [Abstract]
Pension and other postretirement benefits	$ 15.8	$ 16.8
Compensation and related employee costs	37.3	45.0
Interest	39.6	34.0
Income taxes	6.2	7.1
Operating Lease, Liability, Current	3.5	0.0
Other	13.3	10.5
Total accrued liabilities	$ 115.7	$ 113.4